Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
Schedule of Trade and Other Payables
	December 31	December 31
	2018	2017
Falling due within the year
Trade [1]	$5,935	$10,268
Total	$5,935	$10,268

Non-current liabilities
Trade [1]	$7,194	$6,650
Total	$7,194	$6,650

1.	Legal fees